Income Taxes - Income from Continuing and Discontinued Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 580,893	$ 443,588	$ 334,669
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	250,979	190,233	65,934
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Income from continuing and discontinued operations before taxes	$ 329,914	$ 253,355	$ 268,735